Summary of Significant Accounting Policies - Disclosure of Detailed Information About Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Jan. 31, 2019
Leasehold Improvements [member]
BasisOfPreparationLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	1 - 10 years
Plant, Furniture, Fittings and Motor Vehicles [Member]
BasisOfPreparationLineItems [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 - 7 years